Offsets	May 09, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Recursion Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-264845
Initial Filing Date	Dec. 15, 2023
Fee Offset Claimed	$ 835.12
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	762,534
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,658,002.28
Offset Note
(1)
The Registrant previously paid (i) a fee of $3,533.00 in connection with the registration of 3,225,902 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 15, 2023 (the “2023 Prior Prospectus Supplement”), pursuant to a registration statement on Form
S-3ASR
(File
No. 333-264845),
filed with the Securities and Exchange Commission on May 10, 2022 (the “Prior Registration Statement”) and shares with an aggregate offering price of $5,658,002.28 were not sold thereunder resulting in $835.12 of unused fees associated therewith, and (ii) a fee of $3,719.77 in connection with the registration of 3,498,393 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 17, 2024 (the “2024 Prior
Prospectus
Supplement
” and together with the 2023 Prior Prospectus Supplement, the “Prior Prospectus Supplements”), pursuant to the Prior Registration Statement and no shares of Class A Common Stock were sold thereunder, resulting in unused fees of $3,719.77, $1,937.36 of which is being used to offset the filing fees in connection with this filing. As of the date of filing of this prospectus supplement, 4,260,927 of the shares of Class A Common Stock remain unsold under the Prior Prospectus Supplements (the “Unsold Shares”). Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.

Termination / Withdrawal Statement	Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Recursion Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-264845
Initial Filing Date	Dec. 17, 2024
Fee Offset Claimed	$ 1,937.36
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,822,061
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 12,654,213.65
Offset Note
(1)
The Registrant previously paid (i) a fee of $3,533.00 in connection with the registration of 3,225,902 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 15, 2023 (the “2023 Prior Prospectus Supplement”), pursuant to a registration statement on Form
S-3ASR
(File
No. 333-264845),
filed with the Securities and Exchange Commission on May 10, 2022 (the “Prior Registration Statement”) and shares with an aggregate offering price of $5,658,002.28 were not sold thereunder resulting in $835.12 of unused fees associated therewith, and (ii) a fee of $3,719.77 in connection with the registration of 3,498,393 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 17, 2024 (the “2024 Prior
Prospectus
Supplement
” and together with the 2023 Prior Prospectus Supplement, the “Prior Prospectus Supplements”), pursuant to the Prior Registration Statement and no shares of Class A Common Stock were sold thereunder, resulting in unused fees of $3,719.77, $1,937.36 of which is being used to offset the filing fees in connection with this filing. As of the date of filing of this prospectus supplement, 4,260,927 of the shares of Class A Common Stock remain unsold under the Prior Prospectus Supplements (the “Unsold Shares”). Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.

Termination / Withdrawal Statement	Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Recursion Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-264845
Filing Date	Dec. 15, 2023
Fee Paid with Fee Offset Source	$ 3,532.98
Offset Note
(1)
The Registrant previously paid (i) a fee of $3,533.00 in connection with the registration of 3,225,902 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 15, 2023 (the “2023 Prior Prospectus Supplement”), pursuant to a registration statement on Form
S-3ASR
(File
No. 333-264845),
filed with the Securities and Exchange Commission on May 10, 2022 (the “Prior Registration Statement”) and shares with an aggregate offering price of $5,658,002.28 were not sold thereunder resulting in $835.12 of unused fees associated therewith, and (ii) a fee of $3,719.77 in connection with the registration of 3,498,393 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 17, 2024 (the “2024 Prior
Prospectus
Supplement
” and together with the 2023 Prior Prospectus Supplement, the “Prior Prospectus Supplements”), pursuant to the Prior Registration Statement and no shares of Class A Common Stock were sold thereunder, resulting in unused fees of $3,719.77, $1,937.36 of which is being used to offset the filing fees in connection with this filing. As of the date of filing of this prospectus supplement, 4,260,927 of the shares of Class A Common Stock remain unsold under the Prior Prospectus Supplements (the “Unsold Shares”). Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.

Termination / Withdrawal Statement	Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Recursion Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-264845
Filing Date	Dec. 17, 2024
Fee Paid with Fee Offset Source	$ 3,719.77
Offset Note
(1)
The Registrant previously paid (i) a fee of $3,533.00 in connection with the registration of 3,225,902 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 15, 2023 (the “2023 Prior Prospectus Supplement”), pursuant to a registration statement on Form
S-3ASR
(File
No. 333-264845),
filed with the Securities and Exchange Commission on May 10, 2022 (the “Prior Registration Statement”) and shares with an aggregate offering price of $5,658,002.28 were not sold thereunder resulting in $835.12 of unused fees associated therewith, and (ii) a fee of $3,719.77 in connection with the registration of 3,498,393 shares of Class A Common Stock, offered by means of a 424(b)(7) prospectus supplement, dated December 17, 2024 (the “2024 Prior
Prospectus
Supplement
” and together with the 2023 Prior Prospectus Supplement, the “Prior Prospectus Supplements”), pursuant to the Prior Registration Statement and no shares of Class A Common Stock were sold thereunder, resulting in unused fees of $3,719.77, $1,937.36 of which is being used to offset the filing fees in connection with this filing. As of the date of filing of this prospectus supplement, 4,260,927 of the shares of Class A Common Stock remain unsold under the Prior Prospectus Supplements (the “Unsold Shares”). Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.

Termination / Withdrawal Statement	Pursuant to Rule 457(p), $2,772.48 in filing fees previously paid and associated with the Unsold Shares is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated the offerings pursuant to the Prior Prospectus Supplements.